INCOME TAXES - General (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended				21 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Sep. 30, 2022
INCOME TAX
Statutory income tax rate			25.00%	25.00%	25.00%	25.00%
Current income tax expenses under Pillar Two rules			¥ 37,600
Income tax expenses			509,745	$ 72,893	¥ 265,634	¥ 122,571
Cash paid for income tax			503,952	$ 72,063	¥ 306,758	¥ 133,456
Accumulated tax losses			837,200
Mainland China
INCOME TAX
Income tax expenses			471,100
Cash paid for income tax			502,900
Other jurisdictions
INCOME TAX
Income tax expenses			38,600
Cash paid for income tax			¥ 1,000
Mainland China
INCOME TAX
Statutory income tax rate			25.00%	25.00%
Withholding tax rate			10.00%
Lower withholding tax rate			5.00%
Percentage of tax deduction on qualified research and development expenses	200.00%	200.00%					175.00%
Withholding tax expenses			¥ 14,700
Tax losses carryforward expiration period			5 years	5 years
Mainland China | Consolidated VIE
INCOME TAX
Preferential income tax rate			15.00%	15.00%
Mainland China | High and New Technology Enterprise
INCOME TAX
Preferential income tax rate			15.00%	15.00%
Mainland China | One subsidiary of group
INCOME TAX
Preferential income tax rate			15.00%	15.00%
Mainland China | Techfish Limited
INCOME TAX
Lower withholding tax rate			5.00%
Hong Kong
INCOME TAX
Statutory income tax rate			16.50%	16.50%